UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------

                   Date of reporting period: October 31, 2005
                                             ----------------

Item 1. REPORTS TO STOCKHOLDERS.
        -----------------------

Annual Report

For the Period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005









                                                                     Focus Fund
                                                                  Dividend Fund









         Tilson
         Investment
         Trust












This report and the financial statements contained herein are submitted for the general information of the shareholders of the Tilson Funds (collectively the "Funds," individually the "Focus Fund" and the "Dividend Fund"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc. 116 South Franklin Street, Rocky Mount, NC 27804 Phone 1-800-773-3863.

--------------------------------------------------------------------------------
Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Generally, the Funds will be subject to the following additional risks: market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risk for non-exchange traded options, and real estate securities risk. More information about these risks and other risks can be found in the Funds' prospectus. When the Funds sell covered call options, the Funds give up additional appreciation in the stock above the strike price since there is the obligation to sell the stock at the covered call option's strike price.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. A redemption fee of 2% of the amount redeemed is imposed on redemptions of Fund shares occurring within one year following the issuance of such shares. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-4TILSON (1-888-484-5766). The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about December 30, 2005.

December 22, 2005

Dear Tilson Focus Fund and Tilson Dividend Fund investors:

As of the end of our fiscal year on October 31, 2005, the Tilson Focus Fund had produced a cumulative total return of -2.10% since its inception on March 16, 2005, versus 2.08% over the same period for its benchmark, the Dow Jones Wilshire 5000 Composite Index. As of the same dates, the Tilson Dividend Fund had produced a cumulative total return of 3.20% versus 2.80% over the same period for its benchmark, the Dow Jones U.S. Select Dividend Total Return Index. (For the Funds' most up-to-date performance information, please see our web site at www.tilsonmutualfunds.com. Note that the net asset value (NAV) of both funds at inception on March 16, 2005 was $10.00.)



       Cumulative Total Return as of October 31, 2005
                                 Tilson              Dow Jones Wilshire 5000
                               Focus Fund               Composite Index
       Since Inception*          -2.10%                       2.08%


                                                            Dow Jones
                                 Tilson               U.S. Select Dividend
                              Dividend Fund            Total Return Index
       Since Inception*           3.20%                       2.80%


       Performance shown is for the period ended October 31, 2005. The performance data quoted above represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data quoted. To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit www.tilsonmutualfunds.com. A 2% redemption fee is charged upon redemption of either Fund's shares occurring within one year of the issuance of such shares. The performance data quoted above does not reflect the deduction of the redemption fee and if reflected, the redemption fee would reduce the performance quoted.

       *The Fund's inception date is March 16, 2005.






How Value Investors Are Different

We are value investors, which means that we scour the investment universe searching for companies we can understand well and whose stocks are trading at a substantial discount to our conservative estimate of intrinsic value. Given the blinding obviousness of this investment approach - buying something for less than it's worth - it never ceases to amaze us how few investors actually adhere to it.

Why don't they? The concept is certainly simple, but the execution is not. Determining the intrinsic value of a company is very difficult - even after years of training and experience, we can only confidently do so in a relatively small number of cases - and it takes a lot of patience and discipline to work and work and work, and wait and wait and wait until we discover a mouth-watering opportunity. It's so much easier and more fun to have an opinion on every stock and macroeconomic factor and trade stocks like crazy.

While value investors are a diverse lot, we are united by a handful of fundamental characteristics - here are an even dozen:

1)   We tend to buy what's out of favor rather than what's popular.

2) We focus on the intrinsic value of companies and only buy when we're convinced we have a sufficient discount to intrinsic value - meaning the stock is trading significantly, not a tiny bit, below our estimate of intrinsic value - rather than just trying to guess where the herd will go next.
3) We understand and profit from reversion to the mean rather than projecting the immediate past indefinitely into the future.
4) We understand that beating the market requires having a portfolio that looks quite different from the market and we recognize that truly great investment ideas are rare. So we invest heavily in our handful of best ideas rather than hide behind the "safety" of closet indexing.
5) We are focused on avoiding permanent losses and on absolute returns, rather than on relative returns and outperforming a benchmark.
6) We typically invest with a multiyear time horizon rather than focusing on the month or quarter ahead.
7)   We pride  ourselves  on  in-depth  and  proprietary  analysis  in search of
     "variant perceptions" - a different point of view than the consensus - rather than acting on tips or relying on the work of Wall Street analysts.
8) We spend much of our time reading - business publications, annual reports, etc. - rather than watching the ticker or television shows about the market.
9) We focus on analyzing and under-standing micro factors such as a company's margins and future growth prospects rather than trying to predict the direction of interest rates, oil prices, the overall economy, etc.
10) We cast a wide net, seeking undervalued securities across industries and types and sizes of companies, rather than accepting artificial "style-box" limitations on market capitalization or other criteria.
11) We make our own decisions and are willing to be held accountable for them rather than seek safety in whatever everyone else is buying or decision-making-by-committee.
12) We admit our mistakes and seek to learn from them, rather than taking credit for successes and attributing failures to bad luck.

None of this is easy, of course. But if it were easy, everyone would be doing it
.... which would make investing a lot less interesting.

Differences Between the Funds
Both Funds follow the principles of sound, conservative value investing, yet they are not identical. In fact, there are very few overlapping holdings, which is not surprising given they have different managers who make independent decisions and also pursue somewhat different strategies. The Tilson Focus Fund seeks to own a concentrated portfolio of the most undervalued stocks its managers can find, irrespective of whether the stocks pay a dividend. The Tilson Dividend Fund, in contrast, seeks to balance the quest for capital appreciation with the virtues of current income. The goal is to provide some of the benefits of income securities with the capital appreciation potential of equities to deliver reliable and dependable results over time. In short, we want Tilson Dividend Fund investors to be able to sleep well at night without sacrificing the prospect of attractive returns.

Guidelines for Managing the Tilson Dividend Fund

Here are the guidelines used in managing the Tilson Dividend Fund:

o Every investment in the portfolio has to produce income in some form (either dividends, bond interest, or in combination with call options sold against some or all of the security.(1)) This provides a psychological benefit as well as the obvious tangible benefits: if you know that you own a portfolio of securities that generate cash regardless of short-term stock price fluctuations, it makes it easier to hang in there when times are tough - and hanging in there is half the battle when it comes to investing.

o Our first choice is always to purchase what we believe to be deeply undervalued securities that also happen to pay out higher-than-average dividends - when we can find them. The combination of these two factors offers us two benefits: if we are correct in our assessment that the security is undervalued, we are likely to be rewarded with some meaningful capital appreciation over time, and we will also get paid while we wait!

o Our second choice is to purchase what we believe to be deeply undervalued securities that do not pay dividends, but which offer us attractive prices for selling call options against some or all of the investment.(1) This enables us to "create our own dividend" while still allowing us to benefit from potential stock price appreciation from the underlying security.

o We generally do not sell covered calls on the entire position as long as we feel that there is potential for meaningful price appreciation on the underlying security. This allows us to experience at least some of the benefits when we successfully identify a deeply undervalued security. Of course, it can take time for our ideas to work out, and we can sometimes benefit from selling options against our investment multiple times before we finally experience the stock price return we hoped for when we purchased the investment.

_______________________

^1 A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. The Tilson Dividend Fund often sells covered call options to generate current income; such a strategy, however, may limit the appreciation potential of the stocks held in the portfolio. See the Fund's prospectus and statement of additional information for more information.

o We take into consideration a number of variables when combining the purchase of a security with the sale of call options. Among these variables are the relative attractiveness of the various option dates and strike prices available, our fair value estimate of the underlying security, and the risk inherent in the business.

o Call options sometimes allow us to get paid for taking an action we would have otherwise willingly done for free. For example, if we believe a stock we own is approaching fair value and intend to sell it if the share price goes above $50, we will usually be happy to sell $50 call options on our entire position in that security.

We should point out that each and every decision we make in managing the Tilson Dividend Fund is based on getting the most value at the best price - the same as any value investor - in a manner consistent with our emphasis on creating current income for our investors. We expect that this approach to combining value and income will offer significant benefits to our investors over time.

Circle of Competence

A critical element of successful investing is staying within one's circle of competence - in other words, only investing in companies and industries that one understands well.

If you review the holdings of both Funds, you will notice that there are few cutting-edge technology companies, medical companies hoping to come up with a cure for cancer or AIDS, and so forth (if you're looking for action and excitement, our Funds are not for you!). Why? Because we simply can't understand such companies well enough to predict with any degree of accuracy their future free cash flows - and if we can't do that, there's no way we can estimate their value.

At times, shunning the hottest, sexiest sectors will cause our Funds to underperform. That's okay - there will always be hot sectors that we have little or no exposure to. However, there's one area worth commenting on specifically - housing stocks - since many value investors have invested in this sector and we have not. We have analyzed most of the companies in this sector at one time or another, but have always been concerned about a bubble - for quite some time now, there have been signs of speculative excesses. The stocks have always appeared very cheap - generally trading at less than 10x earnings - but as Peter Lynch correctly warned in his classic book, Beating the Street, the worst time to buy a cyclical stock is when its P/E ratio is the lowest (because it generally means earnings are at a cyclical peak). While the housing market has done nothing but go up steadily for many years (until very recently anyway), we think the odds are good that it's still a cyclical sector.

Our feelings on "missing" certain sectors are best captured by an exchange between Warren Buffett and Charlie Munger at the Berkshire Hathaway annual meeting in May 2003 (the Tilson Focus Fund owns a 9.65% position in this stock). When asked by a shareholder why they hadn't invested in the telecom sector when it had become extremely cheap in late 2002, they replied:

     Buffett: I don't have the faintest idea how to evaluate what telecom companies will look like down the road. I only understand a little of what they do. I suppose if you gave me some information, I could regurgitate it back to you but in terms of understanding their economic characteristics down the road, I don't know. Charlie, what do you know about the telecom business?

     Munger: Less than you do.

     Buffett: Then you're in trouble. I know people will be drinking Coke, using Gillette blades and eating Snickers bars in 10-20 years and have rough idea of how much profit they'll be making. But I don't know anything about telecom.

     It doesn't bother me. Somebody will make money on cocoa beans, but not me. I don't worry about what I don't know - I worry about being sure about what I do know.

Similarly, we don't have (nor have we ever had) a strong conviction about the prospects for the U.S. housing market. In contrast, however, we are quite certain that people around the world will, over time, be buying more goods from Wal-Mart, Costco and Barnes & Noble, eating more food at Wendy's and McDonald's, buying more gas from Exxon Mobil, drinking more Anheuser-Busch beverages and buying more software from Microsoft (all stocks held by one or both Funds).

Conclusion

We feel very confident about both Funds and their future prospects, and want to thank you for your continued confidence in us and the Funds.

Sincerely yours,

/s/ Whitney Tilson   /s/ Glenn Tongue

Whitney Tilson and Glenn Tongue
Co-Portfolio Managers, Tilson Focus Fund

/s/ Zeke Ashton     /s/ Matt Richey

Zeke Ashton and  Matt Richey
Co-Portfolio Managers, Tilson Dividend Fund


Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, sector focus risk, foreign securities risk, non-diversified fund risk, portfolio turnover risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, derivative instruments risk, valuation risks for non-exchange traded options and real estate securities risk.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling the Funds directly at (888) 484-5766. The prospectus should be read carefully before investing.

Please refer to the Portfolio of Investments section of this Annual Report for a complete listing of Funds' holdings and the amount each represents of the portfolio.

The Wilshire 5000 Composite Index is an index of 5,000 stocks selected according to a methodology developed and administered by Wilshire Associates. The Dow Jones U.S. Select Dividend Total Return Index is an index of 100 dividend-paying stocks selected according to a methodology developed and administered by Dow Jones & Co. It is not possible to invest in indexes (like the Wilshire 5000 and the U.S. Select Dividend Total Return Index) that are unmanaged and do not incur fees and charges.

Statements in this letter that reflect projections or expectations of future financial or economic performance of the Funds and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

Tilson Focus Fund

Performance Update - $10,000 Investment

For the period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005.

[Line Graph Here]
------------------------------------------------------------- ----------------------------------------------------------------------
                                                              Performance Returns for the period ended October 31, 2005.
                   Tilson Focus       Dow Jones Wilshire      ----------------------------------------------------------------------
                      Fund           5000 Composite Index
                      ----           --------------------     Cumulative Total              Since            Final Value of $10,000
  3/16/2005         $10,000                $10,000            Investment Returns            Inception*            Investment
  3/31/2005           9,940                  9,849            ----------------------------- --------------- ------------------------
  4/30/2005           9,710                  9,616            Tilson Focus Fund -              (2.10)%                $9,790
  5/31/2005          10,050                  9,975            No Redemption Fee
  6/30/2005          10,000                 10,051            ----------------------------- --------------- ------------------------
  7/31/2005          10,360                 10,460            Tilson Focus Fund -              (4.06)%                $9,594
  8/31/2005           9,930                 10,339            2% Redemption Fee
  9/30/2005           9,780                 10,400            ----------------------------- --------------- ------------------------
 10/31/2005           9,594                 10,208            Dow Jones Wilshire 5000           2.08%                $10,208
                                                              Composite Index
                                                              ----------------------------- --------------- ------------------------
                                                              * The Fund's inception date - March 16, 2005 (Date of Initial
                                                              Public  Investment).
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial $10,000 investment at March 16, 2005 (Date of Initial Public Investment) and reflects the deduction of a 2% redemption fee that occurs within one year  following the issuance of shares,  which has been taken on the last day of the most recent fiscal year.  All dividends and  distributions  are  reinvested.  The  redemption  fee does not apply to shares  purchased by reinvesting  dividends.  This graph depicts the  performance  of Tilson Focus Fund (the "Fund")  versus the Dow Jones  Wilshire 5000
Composite  Index. It is important to note the Fund is a  professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example                                    Beginning                     Ending
                                                 Account Value                Account Value               Expenses Paid
                                                  May 1, 2005               October 31, 2005              During Period*
---------------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                    $1,008.20                     $9.87
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000.00                    $1,015.38                     $9.91
---------------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 0.45% (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan). As a result the Fund's "Total Annual Fund Operating Expense" (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) will be limited to 2.40% (assuming the maximum variable performance-based incentive fee of 1.95% as discussed in more detail in the footnotes) of the Fund's average daily net assets. The values under "Expenses Paid During Period" are equal to the annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184 days), then divided by 365 (to reflect the number of days in the current fiscal period).

Tilson Focus Fund

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                          Shares       (Note 1)                                              Shares      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 71.60%                                              Software - 8.19%
                                                                        Microsoft Corporation                 20,000   $   514,000
                                                                                                                       -----------
Auto Parts & Equipment - 4.85%
     Lear Corporation                      10,000   $    304,600    Total Common Stocks (Cost $4,593,285)                4,492,793
                                                    ------------                                                       -----------

Beverages - 1.91%                                                   CALL OPTIONS PURCHASED - 14.50%
     Anheuser-Busch Companies               2,900        119,654    (Note 2)
                                                    ------------

Diversified Financial Services - 1.98%                               *  Anheuser-Busch Co. Inc., 01/20/2007
     American Express Company               2,000         99,540           Strike $45.00                       4,000         9,000
     Freddie Mac                              400         24,540           Strike $50.00                       7,000         7,000
                                                    ------------
                                                         124,080     *  Anheuser-Busch Co. Inc., 01/19/2008
                                                    ------------
Holding Companies - Diversified - 5.18%                                    Strike $35.00                      12,500       112,500
     Resource America, Inc.                20,000        324,800     *  Costco Wholesale Corp., 01/20/2007
                                                    ------------
                                                                           Strike $35.00                       6,000        91,800
Home Furnishings - 1.56%                                             *  Foot Locker Inc., 01/19/2008
     Whirlpool Corporation                  1,250         98,125           Strike $20.00                       1,500         5,250
                                                    ------------
                                                                     *  Freddie Mac, 01/20/2007
Insurance - 9.65%                                                          Strike $65.00                       3,000        17,100
 *   Berkshire Hathaway Inc.                  215        605,225     *  Laboratory Corp., 01/20/2007
                                                    ------------
                                                                           Strike $40.00                       1,000        11,000
Internet - 0.29%                                                     *  Lear Corporation, 01/19/2008
 *   Overstock.com Inc.                       550         18,332           Strike $25.00                       1,000        10,300
                                                    ------------
                                                                     *  McDonald's Corp., 01/21/2006
Metals - Diversified - 0.36%                                               Strike $25.00                      10,000        66,000
 *   Universal Stainless                                             *  McDonald's Corp., 03/18/2006
        Alloy Products, Inc.                1,500         22,350           Strike $30.00                      27,500        88,000
                                                    ------------
                                                                     *  McDonald's Corp., 01/20/2007
Pharmaceuticals - 0.48%                                                    Strike $25.00                       3,000        26,700
     Pfizer, Inc.                           1,400         30,436           Strike $30.00                       4,000        20,400
                                                    ------------
                                                                     *  Microsoft Corp., 01/19/2008
Real Estate Investment Trust - 0.10%                                       Strike $25.00                      40,000       164,000
 *   First Union Real Estate Equity &                                *  Wal-Mart Stores Inc., 01/20/2007
        Mortgage Investments                1,300          6,279           Strike $45.00                      16,700       108,550
                                                    ------------
                                                                           Strike $50.00                       7,000        26,600
Retail - 37.05%                                                      *  Wendy's International Inc., 01/20/2007
     CKE Restaurants, Inc.                 19,000        241,680           Strike $35.00                       7,000        97,300
     Costco Wholesale Corp.                 6,400        309,504           Strike $40.00                       3,800        39,140
     Foot Locker Inc.                      11,500        223,560     *  Whirlpool Corporation, 01/20/2007
     McDonald's Corporation                20,800        657,280           Strike $60.00                         400         9,000
                                                                                                                       -----------
 *   Sears Holdings Corporation             2,200        264,550
     Wal-Mart Stores, Inc.                 11,800        558,258    Total Call Options Purchased
     Wendy's International, Inc.            1,500         70,080           (Cost $979,063)                                 909,640
                                                    ------------                                                       -----------
                                                       2,324,912
                                                    ------------


                                                                                                                         (Continued)

Tilson Focus Fund

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                          Shares    Market Value
                                                     (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

INVESTMENT COMPANIES - 8.88%
     Evergreen Institutional
        Money Market Fund                 278,403      $ 278,403
     Merrimac Cash Series
        Nottingham Shares                 278,403        278,403
                                                    ------------

Total Investment Companies
        (Cost $556,806)                                  556,806
                                                    ------------

Total Investments (Cost $6,129,154) - 94.98%        $  5,959,239
Other Assets less Liabilities - 5.02%                    315,019
                                                    ------------

Net Assets - 100.00%                                $  6,274,258
                                                    ============

 * Non-income producing investment.



Summary of Investments by Industry
                                          % of Net
Industry                                    Assets        Value
-----------------------------------------------------------------
Auto Parts & Equipment                      5.02%      $ 314,900
Beverages                                   3.95%        248,154
Diversified Financial Services              2.25%        141,180
Holding Company - Diversified               5.18%        324,800
Home Furnishings                            1.71%        107,125
Insurance                                   9.65%        605,225
Internet                                    0.29%         18,332
Investment Companies                        8.88%        556,806
Medical                                     0.17%         11,000
Metals - Diversified                        0.36%         22,350
Pharmaceuticals                             0.48%         30,436
Real Estate Investment Trust                0.10%          6,279
Retail                                     46.13%      2,894,652
Software                                   10.81%        678,000
-----------------------------------------------------------------
Total                                      94.98%     $5,959,239










See Notes to Financial Statements

Tilson Dividend Fund

Performance Update - $10,000 Investment

For the period from March 16, 2005 (Date of Initial Public Investment) to October 31, 2005.

[Line Graph Here]
------------------------------------------------------------- ----------------------------------------------------------------------
                                             Dow Jones        Performance Returns for the period ended October 31, 2005.
              Tilson      S&P 500 Total    Select Dividend    ----------------------------------------------------------------------
           Dividend Fund  Return Index    Total Return Index  Cumulative Total               Since           Final Value of $10,000
           -------------  ------------    ------------------  Investment Returns            Inception*            Investment
  3/16/2005    $10,000       $10,000           $10,000        ----------------------------- --------------- ------------------------
  3/31/2005     10,060         9,862             9,842        Tilson Dividend Fund - No         3.20%                $10,320
  4/30/2005      9,980         9,675             9,783        Redemption Fee
  5/31/2005      9,950         9,982            10,063        ----------------------------- --------------- ------------------------
  6/30/2005     10,100         9,997            10,214        Tilson Dividend Fund - 2%         1.20%                $10,120
  7/31/2005     10,420        10,368            10,571        Redemption Fee
  8/31/2005     10,430        10,274            10,447        ----------------------------- --------------- ------------------------
  9/30/2005     10,570        10,357            10,416        S&P 500 Total Return Index        1.84%                $10,184
 10/31/2005     10,120        10,184            10,280        ----------------------------- --------------- ------------------------
                                                              Dow Jones Select Dividend         2.80%                $10,280
                                                              Total Return Index
                                                              ----------------------------- --------------- ------------------------
                                                              *The Fund's inception date - March 16, 2005 (Date of Initial Public
                                                              Investment).
------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial $10,000 investment at March 16, 2005 (Date of Initial Public Investment) and reflects the deduction of a 2% redemption fee that occurs within one year  following the issuance of shares,  which has been taken on the last day of the most recent fiscal year.  All dividends and  distributions  are  reinvested.  The  redemption  fee does not apply to shares  purchased by reinvesting dividends. This graph depicts the performance of Tilson Dividend Fund (the "Fund") versus the S&P 500 Total Return Index and the Dow Jones Select Dividend Total Return Index. It is important to note the Fund is a professionally managed mutual fund while the  indices  are not  available  for  investment  and are  unmanaged.  The  comparison  is shown for  illustrative  purposes  only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
________________________________________________________________________________
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees for shares redeemed within one year and
(2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees for shares redeemed within one year. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example                                    Beginning                      Ending
                                                 Account Value                 Account Value              Expenses Paid
                                                  May 1, 2005                October 31, 2005             During Period*
-----------------------------------------------------------------------------------------------------------------------------
Actual                                             $1,000.00                     $1,034.10                    $10.00
-----------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)           $1,000.00                     $1,015.38                    $9.91
-----------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 0.45% (exclusive of interest, taxes, brokerage fees and commissions, investment advisory and/or variable performance incentive fees paid to the Advisor, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan). As a result, the Fund's "Total Annual Fund Operating Expense" (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) will be limited to 1.95% of the Fund's average daily net assets. The values under "Expenses Paid During Period" are equal to the annualized expense ratio of 1.95% multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184 days), then divided by 365 (to reflect the number of days in the current fiscal period).

Tilson Dividend Fund

Schedule of Investments

As of October 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                        Market Value
                                         Shares       (Note 1)                                               Shares       (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 83.46%                                              Semiconductors - 2.63%
                                                                    *  Cree, Inc. +                            4,200   $   100,968
                                                                                                                       -----------
Auto Parts & Equipment - 6.31%
     Bandag, Incorporated                   3,800   $    138,320     Software - 11.63%
     MileMarker International, Inc.        31,100        103,563    *  EPIQ Systems, Inc. +                    4,000        76,200
                                                    ------------
                                                         241,883    *  Intuit Inc. +                           3,800       174,534
                                                    ------------
Diversified Financial Services - 2.21%                                 Microsoft Corporation                   7,600       195,320
                                                                                                                       -----------
     Alliance Capital Management                                                                                           446,054
         Holdings L.P.                      1,600         84,688                                                        -----------
                                                     -----------    Telecommunications - 6.16%

Electronics - 2.16%                                                 Atlantic Tele-Network, Inc.                3,600       118,980
    Mesa Laboratories, Inc.                 7,200         82,872    *  Netgear, Inc. +                         6,000       117,300
                                                    ------------                                                        -----------
Food - 5.47%                                                                                                               236,280
u    Industrias Bachoco S.A.                3,900         70,980                                                       -----------
u    Tesco PLC                              8,600        138,890
                                                    ------------    Total Common Stocks (Cost $3,075,102)                3,200,573
                                                         209,870                                                       -----------
                                                    ------------
Healthcare - Services - 4.15%                                       LIMITED PURPOSE TRUST - 5.10%
*    Laboratory Corporation of America                                (a) Sleep Country Canada
         Holdings +                         3,300        159,225           Income Fund
                                                    ------------           (Cost $187,892)                    12,600       195,742
Internet - 5.92%                                                                                                       -----------
*    Netflix Inc. +                         8,600        227,126
                                                    ------------    INVESTMENT COMPANIES - 9.51%

Mining - 8.00%                                                        Evergreen Institutional Money Market
     Aber Diamond Corporation               3,700        114,892          Fund                               182,293       182,293
     Newmont Mining Corporation +           4,500        191,700      Merrimac Cash Series Nottingham
                                                    ------------           Shares                            182,293       182,293
                                                         306,592
                                                    ------------
Oil & Gas - 6.96%                                                   Total Investment Companies (Cost $364,586)             364,586
     Exxon Mobil Corporation                3,300        185,262                                                       -----------
*    The Meridian Resource Corp. +         18,000         81,540
                                                    ------------
                                                         266,802    Total Investments (Cost $3,627,580) - 98.07%       $ 3,760,901
                                                    ------------    Other Assets less Liabilities - 1.93%                   73,848
Pharmaceuticals - 5.07%                                                                                                -----------
     QLT Inc. +                            27,500        194,425    Net Assets - 100.00%                               $ 3,834,749
                                                    ------------                                                       ===========
Non-income producing investment.                                    *   Non-income producing investment.
Pipelines - 3.32%                                                   u   ADR
     Kinder Morgan, Inc.                    1,400        127,260    (a) Canadian security
                                                    ------------    +   Portion of the security is pledged as collateral for call
                                                                        options written
Retail - 13.47%
     Ark Restaurants Corp.                  3,500         99,925    The following acronyms and abbreviations are used in this
     Barnes & Noble, Inc. +                 3,200        115,712    portfolio:
     Costco Wholesale Corporation +         3,500        169,260
     Lone Star Steakhouse &                                         ADR - American Depositary Receipt.
         Saloon, Inc.                       5,100        131,631    PLC - Public Limited Company (British)
                                                  --------------    SA - Sociedad Anonima (Mexican).
                                                         516,528
                                                  --------------

                                                                                                                     (Continued)

Tilson Dividend Fund

Call Options Written


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------    ----------------------------------------------------------------

                                           Shares                    Summary of Investments by Industry
                                         Subject to  Market Value                                              % of
                                            Call        (Note 1)     Industry                               Net Assets       Value
-----------------------------------------------------------------    ---------------------------------------------------------------
                                                                     Auto Parts & Equipment                     6.31%      $ 241,883
Common Stocks, Expiration Date, Exercise Price                       Diversified Financial Services             2.21%         84,688
                                                                     Electronics                                2.16%         82,872
*    Laboratory Corporation of America Holdings, 11/19/2005          Food                                       5.47%        209,870
         Strike $50.00                         300  $         75     Healthcare - Services                      4.15%        159,225
*    Costco Wholesale Corporation, 1/21/2006                         Internet                                   5.92%        227,126
         Strike $45.00                         500         2,200     Investment Companies                       9.51%        364,586
*    EPIQ Systems, Inc., 1/21/2006                                   Limited Purpose Trust                      5.10%        195,742
         Strike $17.50                       1,200         2,160     Mining                                     8.00%        306,592
*    Intuit Inc., 1/21/2006                                          Oil & Gas                                  6.96%        266,802
         Strike $47.50                       1,000         1,600     Pharmaceuticals                            5.07%        194,425
*    Newmont Mining Corporation, 1/21/2006                           Pipelines                                  3.32%        127,260
         Strike $40.00                       1,000         4,400     Retail                                    13.47%        516,528
         Strike $45.00                       1,000         1,850     Semiconductors                             2.63%        100,968
*    Laboratory Corporation of America Holdings, 2/18/2006           Software                                  11.63%        446,054
         Strike $50.00                         600           840     Telecommunications                         6.16%        236,280
*    Cree, Inc., 3/18/2006                                           ---------------------------------------------------------------
         Strike $25.00                       4,200         9,240     Total                                     98.07%     $3,760,901
*    Netflix Inc., 3/18/2006
         Strike $25.00                       1,800         7,740
         Strike $27.50                       1,500         4,950
         Strike $30.00                       5,300        11,660
*    QLT Inc., 3/18/2006
         Strike $7.50                        8,500         5,950
*    Barnes & Noble, Inc., 4/22/2006
         Strike $40.00                         600           870
*    The Meridian Resource Corporation, 4/22/2006
         Strike $5.00                        8,000         4,400
*    Netgear, Inc., 6/17/2006
         Strike $20.00                       3,000         9,000
         Strike $22.50                       3,000         6,150
*    QLT Inc., 6/17/2006
         Strike $7.50                        6,000         5,700
                                                    -------------
Total (Premiums Received $60,551)                   $     78,785
                                                    ============


See Notes to Financial Statements

Tilson Funds

Statements of Assets and Liabilities

                                                                                                     Focus             Dividend
As of October 31, 2005                                                                                Fund               Fund
------------------------------------------------------------------------------------------------------------------------------------

Assets:
      Investments, at cost .............................................................          $ 6,129,154           $ 3,627,580
      Investments, at value ............................................................          $ 5,959,239           $ 3,760,901
      Cash .............................................................................              316,868               361,002
      Receivables:
          Investments sold .............................................................                6,742                22,083
          Dividends, at value ..........................................................                2,875                 5,435
      Prepaid expenses .................................................................                9,763                10,634
                                                                                                  -----------           -----------
      Total Assets .....................................................................            6,295,487             4,160,055
                                                                                                  -----------           -----------
Liabilities:
      Call options written, at value
          (Premiums received $60,551) ..................................................                 --                  78,785
      Payables:
          Investments purchased ........................................................                 --                 224,392
          Advisor (note 2) .............................................................                6,320                 7,559
      Accrued expenses .................................................................               14,869                14,570
      Other liabilities ................................................................                   40                  --

      Total Liabilities ................................................................               21,229               325,306
                                                                                                  -----------           -----------

Net Assets .............................................................................          $ 6,274,258           $ 3,834,749
                                                                                                  ===========           ===========
Net Assets Consist of:
      Capital (par value and paid in surplus) ..........................................          $ 6,394,238           $ 3,741,649
      Accumulated net realized gain (loss) on investments
          and foreign currency translations ............................................               49,935               (21,978)
      Net unrealized (depreciation) appreciation on investments and
          translation of assets and liabilities in foreign currencies ..................             (169,915)              115,078
                                                                                                  -----------           -----------
      Total Net Assets .................................................................          $ 6,274,258           $ 3,834,749
                                                                                                  ===========           ===========
      Shares Outstanding, no par value (unlimited authorized shares) ...................              641,109               371,629
      Net Asset Value, Offering Price and Redemption Price Per Share ...................          $      9.79           $     10.32
                                                                                                  ===========           ===========














See Notes to Financial Statements.

Tilson Funds

Statements of Operations

For the Period from March 16, 2005 (Date of Initial Public Investment)                            Focus             Dividend
to October 31, 2005                                                                                Fund               Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:
     Dividends (net of foreign withholding tax of $0 and $1,311, respectively) ...........       $    17,813           $    29,153
                                                                                                 -----------           -----------
     Total Income ........................................................................            17,813                29,153
                                                                                                 -----------           -----------
Expenses:
     Advisory fees (note 2) ..............................................................            43,086                24,184
     Administration fees (note 2) ........................................................             5,027                 2,822
     Transfer agent fees (note 2) ........................................................            13,097                13,097
     Fund accounting fees (note 2) .......................................................            17,198                17,072
     Compliance services fees (note 2) ...................................................             4,880                 4,880
     Custody fees (note 2) ...............................................................             3,425                 3,366
     Other accounting fees (note 2) ......................................................            11,006                12,211
     Legal fees ..........................................................................             8,143                 8,142
     Audit and tax preparation fees ......................................................            16,549                15,050
     Registration and filing administration fees .........................................             5,011                 5,011
     Registration and filing expenses ....................................................            28,236                27,141
     Shareholder servicing expenses ......................................................             4,860                 2,545
     Printing expenses ...................................................................               757                   627
     Trustees' fees and meeting expenses .................................................             7,097                 7,097
     Securities pricing fees .............................................................             1,574                 1,752
     Other operating expenses ............................................................             8,697                 8,644
                                                                                                 -----------           -----------
     Total Expenses ......................................................................           178,643               153,641
                                                                                                 -----------           -----------

     Expenses reimbursed by advisor (note 2) .............................................          (122,417)             (122,219)
                                                                                                 -----------           -----------
     Net Expenses ........................................................................            56,226                31,422
                                                                                                 -----------           -----------
Net Investment Loss ......................................................................           (38,413)               (2,269)
                                                                                                 -----------           -----------
Net Realized and Unrealized (Loss) Gain from Investments and Foreign Currency:
     Net realized gain (loss) from:
         Investments .....................................................................            88,666                16,526
         Options .........................................................................              (318)              (38,504)
         Foreign currency transactions ...................................................              --                      63
     Change in unrealized appreciation on investments and
         translation of assets and liabilities in foreign currencies .....................          (169,915)              115,078
                                                                                                 -----------           -----------
Net Realized and Unrealized (Loss) Gain from Investments and Foreign Currency ............           (81,567)               93,163
                                                                                                 -----------           -----------
Net (Decrease) Increase in Net Assets Resulting from Operations ..........................       $  (119,980)          $    90,894
                                                                                                 ===========           ===========




See Notes to Financial Statements.

Tilson Funds

Statements of Changes in Net Assets

For the Period from March 16, 2005 (Date of Initial Public Investment)                            Focus              Dividend
to October 31, 2005                                                                               Fund                 Fund
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ................................................................        $   (38,413)         $     (2,269)
     Net realized gain from investment transactions and foreign currency translations ...             88,666                16,589
     Net realized loss from options .....................................................               (318)              (38,504)
     Change in unrealized appreciation on investments and
        translation of assets and liabilities in foreign currencies .....................           (169,915)              115,078
                                                                                                 -----------           -----------
Net (Decrease) Increase in Net Assets Resulting from Operations .........................           (119,980)               90,894
                                                                                                 -----------           -----------
Capital Share Transactions: (note 6)
     Shares sold ........................................................................          6,340,300             3,794,495
     Shares repurchased .................................................................            (46,062)              (50,640)
                                                                                                 -----------           -----------
Increase from Capital Share Transactions ................................................          6,294,238             3,743,855
                                                                                                 -----------           -----------
Net Increase in Net Assets ..............................................................          6,174,258             3,834,749

Net Assets:
     Beginning of Period ................................................................            100,000                  --
     End of Period ......................................................................        $ 6,274,258           $ 3,834,749
                                                                                                 ===========           ===========
Undistributed Net Investment Income .....................................................        $      --             $      --
                                                                                                 ===========           ===========

























See Notes to Financial Statements

Tilson Funds

Financial Highlights

For a share outstanding during the period from March 16, 2005                                   Focus                  Dividend
(Date of Initial Public Investment) to October 31, 2005                                         Fund                     Fund
------------------------------------------------------------------------------------------------------------------------------------

 Net Asset Value, Beginning of Period .................................................     $     10.00          $      10.00
                                                                                            -----------           -----------
 Income from Investment Operations:
      Net investment loss .............................................................           (0.06)                (0.01)
      Net realized and unrealized (loss) gain on securities and
          foreign currency translations ...............................................           (0.15)                 0.33
                                                                                            -----------           -----------
 Total from Investment Operations .....................................................           (0.21)                 0.32
                                                                                            -----------           -----------
 Net Asset Value, End of Period .......................................................     $      9.79           $     10.32
                                                                                            ===========           ===========
Total Return ..........................................................................           (2.10)%                3.20 %
                                                                                            ===========           ===========
Net Assets, End of Period (in thousands) ..............................................     $     6,274           $     3,835

Average Net Assets for the Period (in thousands) ......................................     $     4,558           $     2,559

Gross Expenses to Average Net Assets ..................................................            6.22 % (a)            9.52 % (a)
Net Expenses to Average Net Assets ....................................................            1.95 % (a)            1.95 % (a)
Net Investment Loss to Average Net Assets .............................................           (1.33)% (a)           (0.14)% (a)

Portfolio Turnover Rate ...............................................................           79.96 %               31.13 %


(a) Annualized.
























See Notes to Financial Statements.

Tilson Funds

Notes to Financial Statements
________________________________________________________________________________

1.   Organization and Significant
     Accounting Policies

The Tilson Focus Fund and the Tilson with maturities of 60 days or less are Dividend Fund (collectively the valued at amortized cost, which
"Funds" and individually a "Fund") are    approximates market value.
series  funds.  The  Funds are part of
The  Tilson   Investment   Trust  (the    Foreign Currency Translation
"Trust"),  which  was  organized  as a    Portfolio  securities and other assets
Delaware statutory trust and is and liabilities denominated in foreign registered under the Investment currencies are translated into U.S. Company Act of 1940 (the "1940 Act"), dollars based on the exchange rate of as amended, as an open-ended such currencies against U.S. dollars management investment company. Each of on the date of valuation. Purchases the Funds in this report are and sales of securities and income classified as non-diversified as items denominated in foreign
defined in the 1940 Act.                  currencies  are  translated  into U.S.
                                          dollars at the exchange rate in effect
The  Tilson  Focus  Fund  (the  "Focus    on the transaction date.
Fund")  commenced  operations on March
16, 2005. The investment objective of The Funds do not separately report the the Fund is to seek long-term capital effect of changes in foreign exchange appreciation through investment in rates from changes in market prices on equity securities of companies that securities held. Such changes are
the Advisor  believes are  undervalued    included   in   net    realized    and
in the securities market.                 unrealized    gain   or   loss    from
                                          investments.
The   Tilson    Dividend   Fund   (the
"Dividend Fund") commenced  operations    Realized  foreign  exchange  gains  or
on  March  16,  2005.  The  investment    losses  arise  from  sales of  foreign
objective of the Fund is to seek currencies, currency gains or losses maximum total return through a realized between the trade and combination of capital appreciation settlement dates on securities
and current  income.  The Fund invests    transactions    and   the   difference
in common stocks of companies that the between the recorded amounts of Advisors believe to be undervalued in dividends, interest, and foreign their respective markets, but which withholding taxes, and the U.S. dollar also offer high dividend yields equivalent of the amounts actually relative to the average yields of the received or paid. Net unrealized
broad market.                             foreign   exchange  gains  and  losses
                                          arise from changes in foreign exchange
The following accounting policies have rates on foreign denominated assets been consistently followed by the and liabilities other than investments
Funds  and  are  in  conformity   with    in  securities  held at the end of the
accounting     principles    generally    reporting period.
accepted  in  the  United   States  of
America  in  the  investment   company    Investment Transactions and Investment
industry.                                 Income
                                          Investment  transactions are accounted
Investment Valuation                      for as of the date  purchased  or sold
The Funds' investments in securities (trade date). Dividend income is are carried at value. Securities recorded on the ex-dividend date. listed on an exchange or quoted on a Certain dividends from foreign national market system are valued at securities will be recorded as soon as
the last  sales  price as of 4:00 p.m.    the Trust is informed of the  dividend
Eastern Time. Securities traded in the if such information is obtained NASDAQ over-the-counter market are subsequent to the ex-dividend date. generally valued at the NASDAQ Interest income is recorded on the
Official    Closing    Price.    Other    accrual     basis     and     includes
securities      traded      in     the    amortization    of    discounts    and
over-the-counter   market  and  listed    premiums.   Gains   and   losses   are
securities   for  which  no  sale  was    determined  on  the  identified   cost
reported  on that  date are  valued at    basis,  which is the same  basis  used
the most recent bid price.  Securities    for federal income tax purposes.
and  assets  for which  representative
market   quotations  are  not  readily    Option Writing
available (e.g., if the exchange on When the Funds write an option, an which the portfolio security is amount equal to the premium received principally traded closes early or if by the Funds is recorded as a trading of the particular portfolio liability and is subsequently adjusted security is halted during the day and to the current fair value of the does not resume prior to the Funds' option written. Premiums received from net asset value calculation) or which writing options that expire cannot be accurately valued using the unexercised are treated by the Funds Funds' normal pricing procedures are on the expiration date as realized valued at fair value as determined in gains from investments. The difference good faith under policies approved by between the premium and the amount the Trustees. A portfolio security's paid on effecting a closing purchase "fair value" price may differ from the transaction, including brokerage price next available for that commissions, is also treated as a portfolio security using the Funds' realized gain or loss (depending on if normal pricing procedures. Instruments

                                                                     (Continued)

Tilson Funds

Notes to Financial Statements
________________________________________________________________________________

the  premium  is less than the  amount    Indemnifications
paid   for   the   closing    purchase    Under   the   Funds'    organizational
transaction). If a call option is documents, its officers and Trustees exercised, the premium is added to the are indemnified against certain proceeds from the sale of the liabilities arising out of the
underlying  security  or  currency  in    performance  of  their  duties  to the
determining  whether  the  Funds  have    Funds.  In  addition,  in  the  normal
realized  a  gain  or  loss.  If a put    course of business,  the Funds entered
option  is   exercised,   the  premium    into  contracts with their vendors and
reduces   the   cost   basis   of  the    others   that   provide   for  general
securities purchased by the Funds. The indemnifications. The Funds' maximum Funds, as the writer of an option, exposure under these arrangements is bear the market risk of an unfavorable unknown, as this would involve future change in the price of the security claims that may be made against the
underlying the written option.            Funds.  The Funds  expect that risk of
                                          loss to be remote.
Expenses
The  Funds  bear   expenses   incurred    2.   Transactions with Affiliates
specifically  on its behalf as well as
a portion of general  Trust  expenses,    Advisor (Both Funds)
which are allocated according to The Funds pay a monthly advisory fee methods approved annually by the to T2 Partners Management L.P. (the
Trustees.                                 "Advisor")   based  upon  the  average
                                          daily  net  assets of each  Fund.  The
Dividend Distributions                    Advisor has entered  into  contractual
The Funds may declare and distribute agreements ("Expense Limitation dividends from net investment income Agreement") with the Funds under which (if any) at the end of each calendar it has agreed to reduce the amount of quarter. Distributions from capital the investment advisory fee to be paid gains (if any) are generally declared to the Advisor by the Funds for
and distributed annually.                 certain  months  and to  assume  other
                                          expenses  of  each  of the  Funds,  if
Estimates                                 necessary,  in an amount  that  limits
The     preparation    of    financial    the Funds'  total  operating  expenses
statements    in    conformity    with    (exclusive    of   interest,    taxes,
accounting     principles    generally    brokerage   fees   and    commissions,
accepted  in  the  United   States  of    investment  advisory  and/or  variable
America requires management to make performance incentive fees paid to the estimates and assumptions that affect Advisor, extraordinary expenses, and the amount of assets, liabilities, payments, if any, under a Rule 12b-1 expenses and revenues reported in the Plan) to not more than a specified financial statements. Actual results percentage of the average daily assets
could differ from those estimates.        of each  Fund for the  current  fiscal
                                          year.  There can be no  assurance  the
Fees on Redemptions                       Expense   Limitation   Agreement  will
The Funds charge a redemption fee of continue in the future. The expense 2.00% of the amount redeemed on limitation percentages for the period redemptions of Funds' shares occurring ended October 31, 2005 were 0.45% for within one year following the issuance each fund. The expenses reimbursed of such shares. The Redemption Fee is during this period are $122,417 and
not a fee to  finance  sales  or sales    $122,219,   for  the  Focus  Fund  and
promotion expenses, but is paid to the    Dividend Fund, respectively.
Funds   to   defray   the   costs   of
liquidating     an    investor     and    Advisor (Focus Fund)
discouraging short-term trading of the As full compensation for investment Funds' shares. No Redemption Fee will advisory services, the Advisor be imposed on the redemption of shares receives monthly compensation in the representing dividends or capital form of a Variable Advisory Fee. The
gains  distributions,  or  on  amounts    fee  is  comprised  of  two  component
representing capital appreciation of fees: (i) a fixed rate of 1.50% of the shares. The redemption fees returned average daily net assets of the Focus for this period are $789 and $0 for Fund ("Fulcrum Fee") and (ii) a
the  Focus  Fund  and  Dividend  Fund,    performance        incentive       fee
respectively.                             ("Performance Fee").

Federal Income Taxes                      The  Fulcrum  Fee  is   calculated  by
No provision for income taxes is multiplying 1.50% by the average net included in the accompanying financial assets of the Focus Fund for the statements, as the Funds intend to fiscal year to date divided by the distribute to shareholders all taxable number of days in the year multiplied investment income and realized gains by the number of days in the calendar and otherwise comply with Subchapter M month. The Performance Fee is of the Internal Revenue Code calculated by multiplying the
applicable  to  regulated   investment    "Performance   Adjustment   Rate"  (as
companies.                                described  below) by the average daily
                                          net  assets of the Focus Fund over the
                                          Measuring     Period.     While    the



                                                                    (Continued)

Tilson Funds

Notes to Financial Statements
________________________________________________________________________________

Performance  Fee is  calculated on the    Sub-Advisor (Dividend Fund)
12-month   Measuring   Period,  it  is    The  Dividend  Fund's  sub-advisor  is
pro-rated  to  a  monthly  payment  to    Centaur   Capital   Partners,    L.P.,
correspond   with  the  Focus   Fund's    ("Sub-Advisor").    The    Sub-Advisor
monthly   payment   of  the   Variable    serves in that capacity pursuant to an
Advisory Fee.                             investment  sub-advisory contract with
                                          the   Advisor  as   approved   by  the
The Performance Adjustment Rate will Trustees. The Sub-Advisor, with vary with the Focus Fund's performance oversight from the Advisor, makes as compared to the performance of the day-to-day investment decisions for Wilshire 5000 Index as published on the Dividend Fund and selects the close of the market on the last broker-dealers for executing portfolio
day  of  the  Measuring  Period,  with    transactions, subject to the brokerage
dividends  reinvested,  and will range    policies established by the Trustees.
from -0.45% to +0.45%. The Performance
Adjustment Rate will be calculated at For its sub-advisory services to the 4.50% of the cumulative difference Dividend Fund, the Sub-Advisor between the performance of the Focus receives from the Advisor quarterly Fund and that of the Wilshire 5000 compensation based on the Dividend Index over the Measuring Period, Fund's average daily net assets at the except that no performance adjustment rate of 0.75% less certain of the will be paid if the cumulative Advisor's marketing and operating difference between the Focus Fund's expenses, as agreed to between the performance and that of the Wilshire Advisor and Sub-Advisor. The 5000 index is +/- 2.00%. The factor of Sub-Advisor has also agreed to allow 4.50% is derived from the fact that the Advisor to withhold from that
the Advisor will achieve the maximum /    compensation  up to  one-half  of  the
minimum Performance Adjustment Rate Advisor's expenses under the Expense when the cumulative total return Limitation Agreement as it relates to difference between the Focus Fund and the Dividend Fund. The Dividend Fund the Wilshire 5000 Index is +/- 10.00% does not pay a direct fee to the
over the Measuring Period (i.e., 0.45%    Sub-Advisor.
divided by  10.00%=4.50%).  During the
first  full  twelve   calendar  months    Administrator
following the effective date of the The Funds pay a monthly administration Trust's registration statement, the fee to The Nottingham Company (the Advisor is entitled to receive only "Administrator") based upon the
the Fulcrum Fee.                          average  daily net assets of each Fund
                                          and  calculated at the annual rates as
Advisor (Dividend Fund)                   shown in the following  schedule which
As full compensation for the is subject to a minimum of $2,000 per investment advisory services provided month per Fund. The Administrator also to the Dividend Fund, the Advisor receives a fee to procure and pay the receives monthly compensation based on custodian for the Funds, additional the Dividend Fund's average daily net compensation for fund accounting and
assets at the annual rate of 1.50%.       recordkeeping services, and additional
                                          compensation    for   certain    costs
                                          involved  with the daily  valuation of
                                          securities  and as  reimbursement  for
                                          out-of-pocket expenses. A breakdown of
                                          these  is  provided  in  the  schedule
                                          below.

----------------------------------------------------------------------------------------------------------------------------------
                 Administration Fees                     Custody fees                 Fund
                                                                                   Accounting       Fund            Blue Sky
                  Average Net          Annual        Average Net         Annual       Fees        Accounting     Administration
                    Assets              Rate           Assets             Rate      (monthly)       Fees*         Fees (annual)
----------------------------------------------------------------------------------------------------------------------------------
All Funds        First $50 million      0.175%    First $100 million     0.020%      $2,250          0.01%        $150 per state
                  Next $50 million      0.150%     Over $100 million     0.009%
                  Next $50 million      0.125%
                  Next $50 million      0.100%
                 Over $200 million      0.075%
----------------------------------------------------------------------------------------------------------------------------------
*Fees are based on all assets.

                                                                                                                        (Continued)

Tilson Funds

Notes to Financial Statements
________________________________________________________________________________

Compliance Services
The  Nottingham  Compliance  Services,    3.   Purchases and Sales of Investment
LLC, a fully  owned  affiliate  of The         Securities
Nottingham Company,  provides services
which   assists  the   Trust's   Chief    For the period ended October 31, 2005,
Compliance  Officer in monitoring  and    the  aggregate  cost of purchases  and
testing the policies and procedures of    proceeds   from  sales  of  investment
the   Trust   in   conjunction    with    securities    (excluding    short-term
requirements  under  Rule 38a-1 of the    securities) were as follows:
Securities and Exchange Commission. It
receives compensation for this service    ------------------------------------------------
at an annual rate of $7,750.                             Purchases of  Proceeds from Sales
                                          Fund             Securities        of Securities
Transfer Agent                            ------------------------------------------------
North Carolina  Shareholder  Services,    Focus Fund       $7,544,891           $2,244,915
LLC   ("Transfer   Agent")  serves  as    ------------------------------------------------
transfer,    divided    paying,    and    Dividend Fund    $3,787,648             $541,180
shareholder  servicing  agent  for the    ------------------------------------------------
Funds.  It receives  compensation  for
its   services   based  upon  $15  per    There were no  long-term  purchases or
shareholder  per  year,  subject  to a    sales  of U.S  Government  Obligations
minimum fee of $1,750 per month.          during the period  ended  October  31,
                                          2005.
Certain  Trustees  and officers of the
Trust   are  also   officers   of  the
Advisor,   the   Distributor   or  the
Administrator.

4.   Options Written

As  of  October  31,  2005,  portfolio
securities  valued  at  $827,440  were
held in  escrow  by the  custodian  to
cover  call  options  written  by  the
Dividend Fund.

------------------------------------------------------------------------------------------------------------------------------
Option Contracts Written for the Period from March 16, 2005 (Date of
Initial Public Investment) to October 31, 2005
(Dividend Fund only).                                                       Number of Contracts            Premiums Received
------------------------------------------------------------------------------------------------------------------------------
Options Outstanding, Beginning of Period                                                     -                        $    -
Options written                                                                            767                        103,662
Options closed                                                                           (273)                       (40,981)
Options exercised                                                                         (19)                        (2,130)
Options expired                                                                              -                              -
                                                                            -------------------------------------------------
Options Outstanding, End of Period                                                         475                        $60,551
------------------------------------------------------------------------------------------------------------------------------

5.   Federal Income Tax

The tax components of capital shown on    Other book to tax  differences  in the
the following  tables  represent:  (1)    current  period  primarily  consist of
distribution   requirements  the  Fund    capital  loss  deferrals on wash sales
must  satisfy  under  the  income  tax    and  different  book tax  treatment of
regulations,  (2) losses or deductions    short-term  capital gains and 988 gain
the Fund may be able to offset against    noted on table below.
income  and gains  realized  in future
years, and (3) unrealized appreciation
or  depreciation  of  investments  for
federal  income  tax  purposes  as  of
October 31, 2005.

---------------------------------------------------------------------------------------------------------------------------------
Funds                    Undistributed Ordinary    Undistributed Long-Term          Capital Loss          Net Tax Appreciation/
                                 Income                     Gains                  Carry-Forwards            (Depreciation)
---------------------------------------------------------------------------------------------------------------------------------
             Focus Fund                  $52,056                          $0                       $0                 ($172,036)
---------------------------------------------------------------------------------------------------------------------------------
          Dividend Fund                       $0                          $0                ($21,978)                   $115,078
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                             (Continued)

Tilson Funds

Notes to Financial Statements
________________________________________________________________________________


As a result of  permanent  differences            The aggregate cost of investments  and
between the  financial  statement  and            the    composition    of    unrealized
income tax reporting requirements, the            appreciation   and   depreciation   of
following reclassifications,  shown in            investment   securities   for  federal
the following table, were made for the            income tax  purposes as of October 31,
period ended  October 31, 2005.  These            2005, are shown in table below.
reclassifications had no effect on the
net  assets or the asset  value of the            ----------------------------------------------
Funds.                                                                   Aggregate     Aggregate
                                                                             Gross         Gross
-----------------------------------------------          Federal Tax    Unrealized    Unrealized
                  Increase (Decrease) in           Fund         Cost  Appreciation  Depreciation
-----------------------------------------------   ----------------------------------------------
                 Undistributed                       Focus
-----------------------------------------------      Fund      $6,131,275   $206,935  ($378,971)
                       Net       Net Realized     Dividend
          Paid-in   Investment  Gain (Loss) on       Fund      $3,567,029   $219,155  ($104,068)
Fund      Capital     Income     Investments      ------------------------------ ---------------
-----------------------------------------------
Focus        $0       $38,413     ($38,413)       The    amount   of    dividends    and
-----------------------------------------------   distributions   from  net   investment
Dividend  ($2,206)     $2,269       ($63)         income and net realized  capital gains
-----------------------------------------------   are  determined  in  accordance   with
                                                  federal income tax  regulations  which
Accumulated capital losses noted below            may  differ  from  generally  accepted
represent     net     capital     loss            accounting      principles.      These
carry-forwards,   as  of  October  31,            differences   are  due  to   differing
2005,  that may be available to offset            treatments   for  items  such  as  net
realized  capital  gains  and  thereby            short-term  gains,  deferral  of  wash
reduce     future     taxable    gains            sale    losses,    foreign    currency
distributions.   The  following  table            transactions,  net  investment  losses
shows  the  expiration  dates  of  the            and   capital   loss   carry-forwards.
carryovers.                                       Permanent   differences  such  as  tax
                                                  returns of capital and net  investment
-----------------------------------------------   losses,  if any, would be reclassified
Capital Loss Carry-forward Expiration Schedule    against   capital.   There   were   no
For the period ended October 31, 2005             dividends  or   distributions  of  net
Fund                         October 31, 2013     investment   income  or  net  realized
-----------------------------------------------   gains paid by either  Fund  during the
Focus Fund                                  $0    period ending October 31, 2005.
Dividend Fund                          $21,978
-----------------------------------------------

6.   Capital Share Transactions

-------------------------------------------------------------------------------------------------------------------
Period from March 16, 2005 (Date of Initial Public Investment) to
October 31, 2005                                                                Focus Fund           Dividend Fund
-------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares                                                         635,904                376,648
          Shares sold
          Reinvested distributions                                                        -                      -
          Shares repurchased                                                        (4,795)                (5,019)
Net Increase in Capital Share Transactions                                          631,109                371,629
Shares Outstanding, Beginning of Period                                              10,000                      -
Shares Outstanding, End of Period                                                   641,109                371,629
-------------------------------------------------------------------------------------------------------------------

Tilson Funds

Additional Information (Unaudited)
________________________________________________________________________________

1.   Proxy Voting  Policies and Voting    3.   Additional    Information   about
     Record                                    Trustees and Officers

A copy of the Trust's Proxy Voting and The business and affairs of the Funds Disclosure Policy and the Advisor's and the Trust are managed under the Proxy Voting and Disclosure Policy are direction of the Trustees. Information included as Appendix B to the Funds' concerning the Trustees and officers Statement of Additional Information of the Trust and Funds is set forth and is available, without charge, upon below. Generally, each Trustee and request, by calling 1-800-773-3863. officer serves an indefinite term or
Information regarding how the Funds until certain circumstances such as voted proxies relating to portfolio their resignation, death, or otherwise securities during the most recent as specified in the Trust's 12-month period ended June 30, 2005 organizational documents. Any Trustee will be available (1) without charge, may be removed at a meeting of upon request, by calling the Funds at shareholders by a vote meeting the the number above and (2) on the SEC's requirements of the Trust's
website at http://www.sec.gov.            organizational      documents.     The
                                          Statement of Additional Information of
2.   Quarterly Portfolio Holdings         the    Funds    includes    additional
                                          information  about  the  Trustees  and
The Funds file their complete schedule    officers  and  is  available,  without
of portfolio holdings with the SEC for charge, upon request by calling the the first and third quarters of each Funds toll-free at 1-888-4TILSON fiscal year on Form N-Q. The Funds' (1-888-484-5766). The address of each Forms N-Q are available on the SEC's Trustee and officer, unless otherwise website at http://www.sec.gov. You may indicated below, is 116 South Franklin review and make copies at the SEC's Street, Rocky Mount, North Carolina
Public Reference Room in Washington, 27804. The Independent Trustees D.C. You may also obtain copies after received aggregate compensation of paying a duplicating fee by writing $5,000 during the fiscal year ended the SEC's Public Reference Section, October 31, 2005 from each Fund for Washington, D.C. 20549-0102 or by their services to the Funds and Trust.
electronic          request         to    The  Interested  Trustee and  officers
publicinfo@sec.gov,  or  is  available    did not receive  compensation from the
without  charge,   upon  request,   by    Funds for their  services to the Funds
calling  the  Fund at  1-800-773-3863.    and Trust.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
                                                                                             Number of
                                                                                            Portfolios
                                             Length                                           in Fund
                               Position(s)   of Time                                          Complex
         Name, Age,             held with     Served         Principal Occupation(s)        Overseen by         Other Directorships
         and Address            Fund/Trust                     During Past 5 Years            Trustee             Held by Trustee
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
                                                          Independent Trustees
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Jack E. Brinson, 73            Trustee       Since      Retired; Previously,  President of       2        Mr.  Brinson serves as an
                                             12/2004    Brinson  Investment Co.  (personal                Independent   Trustee  of
                                                        investments)   and   President  of                the    following:     The
                                                        Brinson   Chevrolet,   Inc.  (auto                Nottingham     Investment
                                                        dealership)                                       Trust   II  for  the  six
                                                                                                          series of that trust; New
                                                                                                          Providence     Investment
                                                                                                          Trust for the one  series
                                                                                                          of  that  trust;  Gardner
                                                                                                          Lewis   Investment  Trust
                                                                                                          for the  three  series of
                                                                                                          that    trust;    Hillman
                                                                                                          Capital        Management
                                                                                                          Investment  Trust for the
                                                                                                          two series of that trust;
                                                                                                          and     The      Piedmont
                                                                                                          Investment  Trust for the
                                                                                                          one  series of that trust
                                                                                                          (all           registered
                                                                                                          investment companies)
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
                                                                                                                (Continued)

------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Theo H. Pitt, Jr., 69          Trustee       Since      Senior    Partner   of   Community       2        Mr.  Pitt  serves  as  an
                                             12/2004    Financial Institutions Consulting,                Independent   Trustee  of
                                                        since 1997; Account  Administrator                the  following:   Gardner
                                                        of Holden Wealth  Management Group                Lewis   Investment  Trust
                                                        of  Wachovia   Securities   (money                for the  three  series of
                                                        management firm), since September,                that    trust;    Hillman
                                                        2003                                              Capital        Management
                                                                                                          Investment  for  the  two
                                                                                                          series of that trust; and
                                                                                                          The  Piedmont  Investment
                                                                                                          Trust for the one  series
                                                                                                          of   that    trust   (all
                                                                                                          registered     investment
                                                                                                          companies)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Interested Trustee*
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Whitney R. Tilson, 38          Trustee,      Since      Founder and Managing  Partner,  T2       2        Member  of the  Board  of
T2 Partners Management LP      President     12/2004    Partners Management, LLC (formerly                Directors   of  Cutter  &
145 East 57th Street,          (Principal               Tilson  Capital  Partners LLC) and                Buck     Inc.,      since
Suite 1100                     Executive                various affiliated  entities since                September, 2004
New York, NY  10022            Officer)                 1998
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Basis of Interestedness: Mr. Tilson is an Interested Trustee because he is a Managing Member of T2 Partners Management LP, the
investment advisor of the Funds.
------------------------------------------------------------------------------------------------------------------------------------
                                                                Officers
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Glenn H. Tongue, 45            Vice-PresidentSince      Fund    Manager,    T2    Partners       n/a                n/a
T2 Partners Management LP      Treasurer     12/2004    Management, LLC since April, 2004;
145 East 57th Street,          (Principal               Investment Banker, UBS (investment
Suite 1100                     Financial                banking firm) from January 2002 to
New York, NY  10022            Officer)                 March 2003; previously, Executive,
                                                        DLJdirect (on-line brokerage firm)
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Tracey L. Hendricks, 38        Assistant     Since      Vice    President   of   Financial       n/a                n/a
                               Secretary     12/2004    Reporting,  Tax,  Internal  Audit,
                                                        and  Compliance of The  Nottingham
                                                        Company   (administrator   to  the
                                                        Funds)  since  2004;   previously,
                                                        Vice President of Special Projects
                                                        of  The  Nottingham  Company  from
                                                        2001 to 2004

------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------
Julian G. Winters, 36          Secretary     Since      Vice     President,     Compliance       n/a                n/a
                               and           12/2004    Administration  of The  Nottingham
                               Assistant                Company
                               Treasurer
------------------------------ ------------- ---------- ---------------------------------- -------------- --------------------------

BRIGGS,
BUNTING &
DOUGHERTY, LLP
________________________________________________________________________________
Certified Public Accountants



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Tilson Investment Trust
and Shareholders of the Tilson Focus Fund and the Tilson Dividend Fund


We have audited the accompanying statements of assets and liabilities of the Tilson Focus Fund and the Tilson Dividend Fund, each a series of shares of Tilson Investment Trust, including the schedules of investments, as of October 31, 2005, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period March 16, 2005 (date of initial public investment) through October 31, 2005. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Tilson Focus Fund and the Tilson Dividend Fund as of October 31, 2005, the results of their operations, the changes in their net assets and their financial highlights for the period March 16, 2005 through October 31, 2005, in conformity with accounting principles generally accepted in the United States of America.


                                /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                    BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 29, 2005

                   (This page was intentionally left blank.)

The Tilson Funds
are a series of the
Tilson Investment Trust








For Shareholder Service Inquiries:          For Investment Advisor Inquiries:

Documented:                                 Documented:

NC Shareholder Services                     T2 Partners Management LP
116 South Franklin Street                   145 East 57th Street, Suite 1100
Post Office Drawer 4365                     New York, NY 10022
Rocky Mount, NC 27803-0365

Toll-Free Telephone:                        Toll-Free Telephone:

1-800-773-3863                              1-888-484-5766

World Wide Web @:                           World Wide Web @:

nottinghamco.com                            tilsonmutualfunds.com








                                                         Tilson
                                                     Investment
                                                          Trust

Item 2.  CODE OF ETHICS.
         --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12(a)(1) below.



Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         --------------------------------

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)   Not applicable.

(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the fiscal year ended October 31, 2005 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Briggs, Bunting & Dougherty LLP ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings. The fiscal year ended October 31, 2005 was the initial fiscal year for the registrant.

         --------------------------------------------------- --------------
                              Fund                               2005
         --------------------------------------------------- --------------
         Tilson Focus Fund                                      $10,500
         --------------------------------------------------- --------------
         Tilson Dividend Fund                                   $10,500
         --------------------------------------------------- --------------


(b) Audit-Related Fees - There were no additional fees billed in the fiscal year ended October 31, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in the fiscal year ended October 31, 2005 for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

         --------------------------------------------------- --------------
                              Fund                               2005
         --------------------------------------------------- --------------
         Tilson Focus Fund                                      $1,500
         --------------------------------------------------- --------------
         Tilson Dividend Fund                                   $1,500
         --------------------------------------------------- --------------

(d) All Other Fees - The registrant was billed a fee of $1,500 in the fiscal year ended October 31, 2005 which was associated with the initial balance sheet audit and procedures by the Accountant of the seed capital used to capitalize the registrant's inception of its initial fund the Tilson Focus Fund. The Tilson Focus Fund was also billed $2,050 by Deloitte & Touche LLP, the registrant's initial proposed independent accountant, in that same fiscal year which was associated with the initial balance sheet audit and procedures by Deloitte & Touche LLP of the seed capital used to capitalize the registrant's inception of its initial fund. There were no other fees paid to the Accountant which were not disclosed in Items (a) through
         (c) above during the fiscal year ended October 31, 2005.

(e)(1)   The registrant's  Board of Trustees  pre-approved the engagement of the
         Accountant for the fiscal year ended October 31, 2005 at the registrant's initial Board of Trustees meeting and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not Applicable.

(g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal year ended October 31, 2005 were $4,500. There were no fees billed by the Accountant for non-audit services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.

(h)      Not applicable.


Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         -------------------------------------

         Not applicable.


Item 6.  SCHEDULE OF INVESTMENTS.
         -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         -----------------------------------------------------------------

         Not applicable.


Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         ----------------------------------------------------------------

         Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         ------------------------------------------------------------------

         Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

         None.


Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tilson Investment Trust


By: (Signature and Title)    /s/ Whitney R. Tilson
                             ____________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer

Date: January 6, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)    /s/ Whitney R. Tilson
                             ____________________________________
                             Whitney R. Tilson
                             Trustee, President, and Principal Executive Officer
                             Tilson Investment Trust

Date: January 6, 2006






By:  (Signature and Title)   /s/ Glenn H. Tongue
                             ____________________________________
                             Glenn H. Tongue
                             Vice President, Treasurer, and Principal Financial
                             Officer
                             Tilson Investment Trust

Date: January 6, 2006